Chase Mortgage Finance Trust, Series 2007-S2
December 26, 2007

Table of Contents

Distribution Report	2
Factor Report	3
Components Distribution Report	4
Exchangeable Certificates Factor Report	4
Delinquency by Group	8
Delinquency Totals	8
Delinquency Trend Group	9
Bankruptcy Group Report	9
Foreclosure Group Report	9
REO Group Report	10
REO Property Scheduled Balance	10
Realized Loss Group Report	11
Certificate Class Interest Shortfalls	11
Basic Risk Shortfall Carryover and Yield Maintenance Amount	12
Investor Supplemental Report	13

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE
CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
December 26, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA1	186,000,000.00	162,392,696.95	2,357,188.69	735,947.65	3,093,136.34	0.00	0.00	160,035,508.26
IA3	29,152.00	30,490.28	0.00	0.00	0.00	0.00	152.44	30,642.72
IA4	27,000,000.00	27,000,000.00	0.00	134,988.37	134,988.37	0.00	0.00	27,000,000.00
IA5	18,000,000.00	18,000,000.00	0.00	89,992.24	89,992.24	0.00	0.00	18,000,000.00
IA6	50,000,000.00	50,000,000.00	0.00	249,978.46	249,978.46	0.00	0.00	50,000,000.00
IA7	45,972,000.00	45,972,000.00	0.00	229,840.19	229,840.19	0.00	0.00	45,972,000.00
IA8	51,012,000.00	51,012,000.00	0.00	255,038.02	255,038.02	0.00	0.00	51,012,000.00
IA9	53,512,000.00	53,512,000.00	0.00	267,536.94	267,536.94	0.00	0.00	53,512,000.00
IIA1	153,579,914.00	138,845,394.77	680,544.18	636,319.88	1,316,864.06	0.00	0.00	138,164,850.59
AP	560,644.00	526,086.48	1,410.63	0.00	1,410.63	0.00	0.00	524,675.85
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AM	9,151,000.00	9,025,710.09	14,639.43	44,156.93	58,796.36	0.00	0.00	9,011,070.66
M1	7,930,900.00	7,822,314.96	12,687.56	38,269.50	50,957.06	0.00	0.00	7,809,627.40
B1	3,050,300.00	3,008,537.17	4,879.76	14,718.82	19,598.58	0.00	0.00	3,003,657.41
B2	1,525,200.00	1,504,317.88	2,439.96	7,359.65	9,799.61	0.00	0.00	1,501,877.92
B3	1,220,100.00	1,203,395.15	1,951.87	5,887.43	7,839.30	0.00	0.00	1,201,443.28
B4	610,100.00	601,746.88	976.02	2,943.96	3,919.98	0.00	0.00	600,770.86
B5	915,142.91	902,613.34	1,464.01	4,415.90	5,879.91	0.00	0.00	901,149.33
TOTALS	610,068,552.91	571,359,303.95	3,078,182.11	2,717,393.94	5,795,576.05	0.00	152.44	568,281,274.28
IA2	186,000,000.00	162,392,696.95	0.00	75,945.87	75,945.87	0.00	0.00	160,035,508.26
IAX	16,589,702.95	15,345,656.14	0.00	76,721.67	76,721.67	0.00	0.00	15,199,532.22
IIAX	10,975,012.74	9,801,020.51	0.00	44,917.47	44,917.47	0.00	0.00	9,752,558.57
AP1	506,743.44	477,151.85	1,170.16	0.00	1,170.16	0.00	0.00	475,981.69
AP2	53,900.56	48,934.63	240.47	0.00	240.47	0.00	0.00	48,694.16

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
December 26, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
IA1	16163EAA6	873.07901586	12.67305747	3.95670780	16.62976527	860.40595839	5.438750%
IA3	16163EAC2	1,045.90697036	0.00000000	0.00000000	0.00000000	1,051.13611416	6.000000%
IA4	16163EAD0	1,000.00000000	0.00000000	4.99956926	4.99956926	1,000.00000000	6.000000%
IA5	16163EAE8	1,000.00000000	0.00000000	4.99956889	4.99956889	1,000.00000000	6.000000%
IA6	16163EAF5	1,000.00000000	0.00000000	4.99956920	4.99956920	1,000.00000000	6.000000%
IA7	16163EAG3	1,000.00000000	0.00000000	4.99956909	4.99956909	1,000.00000000	6.000000%
IA8	16163EAH1	1,000.00000000	0.00000000	4.99956912	4.99956912	1,000.00000000	6.000000%
IA9	16163EAJ7	1,000.00000000	0.00000000	4.99956907	4.99956907	1,000.00000000	6.000000%
IIA1	16163EAL2	904.05959447	4.43120563	4.14324936	8.57445499	899.62838884	5.500000%
AP	16163EAU2	938.36102768	2.51608864	0.00000000	2.51608864	935.84493903	0.000000%
AR	16163EAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.000000%
AM	16163EAW8	986.30860999	1.59976287	4.82536663	6.42512949	984.70884712	5.871326%
M1	16163EAX6	986.30861062	1.59976295	4.82536660	6.42512956	984.70884767	5.871326%
B1	16163EAY4	986.30861555	1.59976396	4.82536800	6.42513195	984.70885159	5.871326%
B2	16163EAZ1	986.30860215	1.59976397	4.82536717	6.42513113	984.70883819	5.871326%
B3	16163EBA5	986.30862224	1.59976232	4.82536677	6.42512909	984.70885993	5.871326%
B4	16163EBB3	986.30860515	1.59977053	4.82537289	6.42514342	984.70883462	5.871326%
B5	16163EBC1	986.30861927	1.59976107	4.82536657	6.42512763	984.70885820	5.871326%
TOTALS		936.54934552	5.04563314	4.45424359	9.49987673	931.50396225
IA2	16163EAB4	873.07901586	0.00000000	0.40831113	0.40831113	860.40595839	0.561250%
IAX	16163EAK4	925.01090503	0.00000000	4.62465604	4.62465604	916.20279554	6.000000%
IIAX	16163EAT5	893.03044490	0.00000000	4.09270322	4.09270322	888.61478351	5.500000%
AP1	N/A	941.60439452	2.30917642	0.00000000	2.30917642	939.29521811	0.000000%
AP2	N/A	907.86867521	4.46136367	0.00000000	4.46136367	903.40731154	0.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
December 26, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IIA2	141,350,000.00	126,615,480.77	680,544.18	580,270.94	1,260,815.12	0.00	0.00	125,934,936.59
IIA3	12,229,914.00	12,229,914.00	0.00	56,048.94	56,048.94	0.00	0.00	12,229,914.00
TOTALS	153,579,914.00	138,845,394.77	680,544.18	636,319.88	1,316,864.06	0.00	0.00	138,164,850.59

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
IIA2	16163EAM0	895.75861882	4.81460333	4.10520651	8.91980983	890.94401549	5.500000%
IIA3	16163EAN8	1,000.00000000	0.00000000	4.58293820	4.58293820	1,000.00000000	5.500000%
TOTALS		904.05959447	4.43120563	4.14324936	8.57445499	899.62838884

*Please Note: Above Certificates are Exchanged Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
December 26, 2007

Group 1 AP Scheduled Principal Amount	437.16
Group 1 Non-PO Scheduled Principal Amount	353,773.97
Group 2 AP Scheduled Principal Amount	211.07
Group 2 Non-PO Scheduled Principal Amount	566,371.55

Total Unscheduled Principal Amounts	2,157,235.91
Group 1 AP Unscheduled Principal Amount	733.00
Group 1 Non-PO Unscheduled Principal Amount	2,018,113.54
Group 2 AP Unscheduled Principal Amount	29.40
Group 2 Non-PO Unscheduled Principal Amount	138,359.97

Group 1 One Month CPR	5.542035%
Group 2 One Month CPR	1.143049%

Total Repurchase Proceeds	0.00
Group AP Repurchase Proceeds	0.00
Group 1 Repurchase Proceeds	0.00
Group 2 Repurchase Proceeds	0.00

Total Beginning Principal Balance of Mortgage Loans	571,359,303.97
Group 1 AP Beginning Principal Balance	477,151.85
Group 1 Beginning Principal Balance	426,270,952.55
Group 2 AP Beginning Principal Balance	48,934.65
Group 2 Beginning Principal Balance	145,088,351.42

Total Ending Principal Balance of Mortgage Loans	568,281,274.31
Group 1 AP Ending Principal Balance	475,981.69
Group 1 Ending Principal Balance	423,897,894.88
Group 2 AP Ending Principal Balance	48,694.18
Group 2 Ending Principal Balance	144,383,379.43

Aggregate Amount of Servicer Advances	190,089.23

Aggregate Amount of Recovered Servicer Advances	170,472.68

Aggregate Number of Outstanding Mortgage Loans	857.00

Aggregate Weighted Average Coupon	6.379046%

Aggregate Weighted Average Remaining Term	303

Total Gross Interest	3,037,272.51
Group 1 Gross Interest	2,296,634.97
Group 2 Gross Interest	740,637.54

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
December 26, 2007

Total Servicing Fees	121,889.96
Group 1 Servicing Fees	90,937.79
Group 2 Servicing Fees	30,952.17

Total Net Liquidation Proceeds	0.00
Group 1 Net Liquidation Proceeds	0.00
Group 2 Net Liquidation Proceeds	0.00
Current Period Aggregate Realized Losses	0.00
Current Period Group 1 Realized Losses	0.00
Current Period Group 2 Realized Losses	0.00

Cumulative Realized Losses	0.00
Cumulative Group 1 Realized Losses	0.00
Cumulative Group 2 Realized Losses	0.00

Fraud Loss Amount	18,302,057.00
Bankruptcy Loss Amount	156,880.00
Special Hazard Loss Amount	6,100,686.00

Class A Principal Balance	547,290,668.48
Class AP Principal Balance	526,086.48
Class A Group 1 Principal Balance	407,919,187.23
Class A Group 2 Principal Balance	138,845,394.77
Class AM Principal Balance	9,025,710.09
Class M1 Principal Balance	7,822,314.96
Class B Principal Balance	7,220,610.42

Class A Percentage	95.787478%
Class AP Percentage	0.092076%
Non-PO Class A Group 1 Percentage	95.802049%
Non-PO Class A Group 2 Percentage	95.729422%
Class AM Percentage	1.579691%
Class M1 Percentage	1.369071%
Class B Percentage	1.263760%

Class A Group 1 Prepayment Percentage	100.0000%
Class A Group 2 Prepayment Percentage	100.0000%

Original Credit Support AM	2.50%
Original Credit Support M1	1.20%
Original Credit Support B1	0.70%
Original Credit Support B2	0.45%
Original Credit Support B3	0.25%
Original Credit Support B4	0.15%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
December 26, 2007

Current Credit Support AM	2.63%
Current Credit Support M1	1.26%
Current Credit Support B1	0.74%
Current Credit Support B2	0.47%
Current Credit Support B3	0.26%
Current Credit Support B4	0.16%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
December 26, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Delinquency

Delinquency by Group
Group 1

Category	Number	Principal Balance	Percentage
1 Month	8	4,928,792.04	1.16%
2 Month	4	2,156,940.80	0.51%
3 Month	1	1,091,160.43	0.26%
Total	13	8,176,893.27	1.93%

Delinquency by Group
Group 2

Category	Number	Principal Balance	Percentage
1 Month	2	1,580,147.92	1.09%
2 Month	0	0.00	0.00%
3 Month	0	0.00	0.00%
Total	2	1,580,147.92	1.09%

Delinquency Totals
Group Totals

Category	Number	Principal Balance	Percentage
1 Month	10	6,508,939.96	1.15%
2 Month	4	2,156,940.80	0.38%
3 Month	1	1,091,160.43	0.19%
Total	15	9,757,041.19	1.72%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
December 26, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Bankruptcy

Bankruptcy Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
2	0	0.00	0.00%
Total	0	0.00	0.00%

Number and Aggregate Principal Amounts of Mortgage Loans in Foreclosure

Foreclosure Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	4	2,781,395.57	0.66%
2	0	0.00	0.00%
Total	4	2,781,395.57	0.49%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
December 26, 2007

Number and Aggregate Principal Amounts of REO Loans

REO Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	2	1,103,577.40	0.26%
2	0	0.00	0.00%
Total	2	1,103,577.40	0.19%

REO Property Scheduled Balance

Group Number	Loan Number	REO Date	Schedule Principal Balance
			0.00
Total			0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
December 26, 2007

Realized Loss Group Report

Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	423,897,894.88	0.00	0.00
2	0.00	0.00	144,383,379.43	0.00	0.00
TOTAL	0.00	0.00	568,281,274.31	0.00	0.00

Certificate Class Interest Shortfalls

	Aggregate Outstanding Interest Shortfalls	Compensating Interest Shortfalls	Relief Act Shortfalls
Class IA1	0.00	0.00	63.42
Class IA2	0.00	0.00	6.55
Class IA3	0.00	0.00	0.01
Class IA4	0.00	0.00	11.63
Class IA5	0.00	0.00	7.76
Class IA6	0.00	0.00	21.54
Class IA7	0.00	0.00	19.81
Class IA8	0.00	0.00	21.98
Class IA9	0.00	0.00	23.06
Class IIA1	0.00	0.00	54.84
Class IIA2	0.00	0.00	50.01
Class IIA3	0.00	0.00	4.83
Class AR	0.00	0.00	0.00
Class IAX	0.00	0.00	6.61
Class IIAX	0.00	0.00	3.87
Class AM	0.00	0.00	3.81
Class M1	0.00	0.00	3.30
Class B1	0.00	0.00	1.27
Class B2	0.00	0.00	0.63
Class B3	0.00	0.00	0.51
Class B4	0.00	0.00	0.25
Class B5	0.00	0.00	0.38

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
December 26, 2007

Basis Risk Shortfall Carryover and Yield Maintenance Amount

	Current Basis Risk Shortfall	Basis Risk Shortfall Carryover Paid	Outstanding Basis Risk Shortfall Carryover
Class IA1	0.00	0.00	0.00

Yield Maintenance Agreement Amount Received
Class IA1	0.00

Reserve Fund - Per Yield Maintenance Agreement
Deposit Total In the Reserve Fund	0.00
Withdrawal Total From the Reserve Fund	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
December 26, 2007
ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?	NO

Any material breaches of pool asset representations or warranties or transaction covenants?	NO

Any material changes as to methodology regarding calculations of delinquencies and charge-offs?	NO

Any new issuance of asset-backed securities backed by the same asset pool, or any pool asset changes?	NO

Any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool assets?
NO

Copyright 2007 Bank of New York & Co. All rights reserved.